Subsequent event (Mr. Anthony So, Director, Chief Executive Officer and Treasurer, Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	Aug. 07, 2014
Mr. Anthony So, Director, Chief Executive Officer and Treasurer | Subsequent Event [Member]
Amount repaid by Mr. Anthony So	$ 166